Document and Entity Information	Oct. 06, 2023
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001827506
Document Type	8-K/A
Document Period End Date	Oct. 06, 2023
Entity Registrant Name	TALARIS THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40384
Entity Tax Identification Number	83-2377352
Entity Address, Address Line One	93 Worcester St.
Entity Address, City or Town	Wellesley
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02481
City Area Code	(502)
Local Phone Number	398-9250
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	TALS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K of Talaris Therapeutics, Inc., a Delaware corporation (“Talaris”), originally filed by the Company with the Securities and Exchange Commission (“SEC”) on October 6, 2023 (the “Original Filing”), in which the Company reported, among other events, the final Exchange Ratio under the Merger Agreement (as defined in the Original Filing). This Amendment is being filed solely to correct the final Exchange Ratio, the prior disclosure of which had been calculated erroneously. This Amendment does not amend any other item of the Original Filing or purport to provide an update or a discussion of any developments at Talaris subsequent to the filing of the Original Filing. No changes have been made to any disclosure under the heading “Litigation Matters” in Item 8.01.